Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000248869 | ASML Holding9371964
Holdings [Line Items]
Percent of Total Investments	4.30%
C000248869 | GE Vernova9371898
Holdings [Line Items]
Percent of Total Investments	4.00%
C000248869 | CSX9371874
Holdings [Line Items]
Percent of Total Investments	3.90%
C000248869 | Freeport-McMoRan9371895
Holdings [Line Items]
Percent of Total Investments	3.70%
C000248869 | Viking Holdings9371960
Holdings [Line Items]
Percent of Total Investments	3.60%
C000248869 | Keysight Technologies9371916
Holdings [Line Items]
Percent of Total Investments	3.40%
C000248869 | Dell Technologies9371878
Holdings [Line Items]
Percent of Total Investments	3.20%
C000248869 | United Rentals9371954
Holdings [Line Items]
Percent of Total Investments	3.20%
C000248869 | Marriott International9371920
Holdings [Line Items]
Percent of Total Investments	3.20%
C000248869 | Entegris9371888
Holdings [Line Items]
Percent of Total Investments	3.20%
C000248869 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000248869 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000248869 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000248869 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000248869 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000248869 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000248869 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000248869 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000248869 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000233882 | FuelCell Energy9371776
Holdings [Line Items]
Percent of Total Investments	3.20%
C000233882 | Timken9371820
Holdings [Line Items]
Percent of Total Investments	3.00%
C000233882 | Corning9371752
Holdings [Line Items]
Percent of Total Investments	2.90%
C000233882 | Marvell Technology9371789
Holdings [Line Items]
Percent of Total Investments	2.80%
C000233882 | Onto Innovation9371796
Holdings [Line Items]
Percent of Total Investments	2.70%
C000233882 | AbbVie9371724
Holdings [Line Items]
Percent of Total Investments	2.60%
C000233882 | UnitedHealth Group9371828
Holdings [Line Items]
Percent of Total Investments	2.60%
C000233882 | Ouster9371799
Holdings [Line Items]
Percent of Total Investments	2.50%
C000233882 | Sphere Entertainment9371814
Holdings [Line Items]
Percent of Total Investments	2.50%
C000233882 | KLA9371782
Holdings [Line Items]
Percent of Total Investments	2.50%
C000233882 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000233882 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000233882 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000233882 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000233882 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000233882 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000233882 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000233882 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000233882 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000233882 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000233882 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000233882 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000233881 | Teradyne9371621
Holdings [Line Items]
Percent of Total Investments	2.60%
C000233881 | Axon Enterprise9371410
Holdings [Line Items]
Percent of Total Investments	2.30%
C000233881 | Stanley Black & Decker9371611
Holdings [Line Items]
Percent of Total Investments	2.30%
C000233881 | Ciena9371432
Holdings [Line Items]
Percent of Total Investments	2.10%
C000233881 | DaVita9371441
Holdings [Line Items]
Percent of Total Investments	2.10%
C000233881 | Chipotle Mexican Grill9371428
Holdings [Line Items]
Percent of Total Investments	2.10%
C000233881 | Biogen9371413
Holdings [Line Items]
Percent of Total Investments	2.10%
C000233881 | A O Smith9371600
Holdings [Line Items]
Percent of Total Investments	2.10%
C000233881 | Humana9371497
Holdings [Line Items]
Percent of Total Investments	2.00%
C000233881 | Incyte9371505
Holdings [Line Items]
Percent of Total Investments	2.00%
C000233881 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000233881 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000233881 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000233881 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000233881 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000233881 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000233881 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000233881 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000233881 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000233881 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000233881 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000233881 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.80%